Intangible assets, net (Summary of Group's Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible assets, net [Line Items]
Gross carrying amount		¥ 3,978,898	¥ 183,528
Less: accumulated amortization		(787,682)	(101,348)
Less: accumulated impairment		(11,353)	(7,495)
Intangible assets, net	$ 456,759	3,179,863	74,685
Operating rights
Intangible assets, net [Line Items]
Gross carrying amount		76,272	67,080
Less: accumulated amortization		(63,147)	(48,451)
Trademark
Intangible assets, net [Line Items]
Gross carrying amount		2,497,480
Less: accumulated amortization		(208,128)
User bases
Intangible assets, net [Line Items]
Gross carrying amount		1,069,668
Less: accumulated amortization		(366,139)
Non-compete agreement
Intangible assets, net [Line Items]
Gross carrying amount		84,412
Less: accumulated amortization		(70,348)
Software
Intangible assets, net [Line Items]
Gross carrying amount		60,309	39,535
Less: accumulated amortization		(50,151)	(28,406)
Domain names
Intangible assets, net [Line Items]
Gross carrying amount		28,044	26,819
Less: accumulated amortization		(13,327)	(11,213)
Technology
Intangible assets, net [Line Items]
Gross carrying amount		18,237	18,094
Less: accumulated amortization		(11,916)	(11,856)
License
Intangible assets, net [Line Items]
Gross carrying amount		142,318	32,000
Less: accumulated amortization		(4,435)	¥ (1,422)
Others
Intangible assets, net [Line Items]
Gross carrying amount		2,158
Less: accumulated amortization		¥ (91)